Segmental analysis - Reported external net operating income by country/territory (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Disclosure of geographical areas [line items]
Net operating income	[1],[2]	£ 5,460	£ 2,943
– United Kingdom
Disclosure of geographical areas [line items]
Net operating income		1,853	1,622
– France
Disclosure of geographical areas [line items]
Net operating income		2,618	761
– Germany
Disclosure of geographical areas [line items]
Net operating income		427	373
– Other countries
Disclosure of geographical areas [line items]
Net operating income		£ 562	£ 187

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts‘, which replaced IFRS 4 ‘Insurance Contracts‘. Comparative data have been restated accordingly.
[2]	Net operating income before change in expected credit losses and other credit impairment charges is also referred to as revenue.